NOTE 10 - RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Due from Related Parties, Current	$ 0	$ 1,330,127
Mr. Silong Chen
Due from Related Parties, Current	$ 0	$ 1,330,127